Summary of Significant Accounting Policies - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) Segments shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($) shares	Jan. 01, 2020 CNY (¥)
Summary Of Significant Accounting Policies [Line Items]
Exchange rates used for translation	6.9646	6.3757		6.9646
Convenience translation rate	6.8972			6.8972
Restricted cash	¥ 2,842,707	¥ 4,073,414		$ 412,154
Cash held in escrow accounts	558,520	1,281,869
Impairment of long-lived assets	255	0	¥ 0
Decrease to retained earnings	¥ 6,496,852	¥ 4,690,951		$ 941,955	¥ 883,000
Percentage on statutory reserve contribution from net profit	50.00%
Number of reportable segments | Segments	1
Number of geographical segments | Segments	0
Treasury stock, common shares | shares	136,874,400	116,279,765		136,874,400
Appropriations to the general reserve	¥ 87,998	¥ 152,345	140,860
Equity method investment impairment	¥ 6,000	5,000	0
Registered capital of subsidiary		2,400,000	1,900,000
Impairment, Long-Lived Asset, Held-for-Use, Statement of Income or Comprehensive Income [Extensible Enumeration]	Impairment of Intangible Assets (Excluding Goodwill)
Short-term investments	¥ 3,427,020	1,204,901		$ 496,871
Cash And Cash Equivalents And Restricted Cash [Member] | Geographic Concentration Risk [Member] | CHINA
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, Percentage	98.00%
Non-marketable Equity Method Investments [Member]
Summary Of Significant Accounting Policies [Line Items]
Equity method investment impairment	¥ 0	0	¥ 33,600
Individual Investors With Capped Obligations [Member]
Summary Of Significant Accounting Policies [Line Items]
Restricted cash		¥ 2,042,084
Institutional Investors Without Uncapped Obligations [Member]
Summary Of Significant Accounting Policies [Line Items]
Restricted cash	¥ 1,394,870
Other Investee [Member]
Summary Of Significant Accounting Policies [Line Items]
Acquired of equity interest	10.00%	10.00%	10.00%	10.00%
Guarantee and Quality Assurance Fund [Member]
Summary Of Significant Accounting Policies [Line Items]
Restricted cash	¥ 58,929,353
Cash Received From Investors Or Borrowers Not Yet Disbursed [Member]
Summary Of Significant Accounting Policies [Line Items]
Restricted cash	78,766	¥ 81,150
Cash Received Via Consolidated Trust Not Yet Distributed [Member]
Summary Of Significant Accounting Policies [Line Items]
Restricted cash	449,337	341,397
Cash Received From Borrowers Not Yet Disbursed [Member]
Summary Of Significant Accounting Policies [Line Items]
Restricted cash	361,214	326,914
Grants [Member]
Summary Of Significant Accounting Policies [Line Items]
Operating revenues	84,957	30,596	¥ 74,104
Other Income [Member]
Summary Of Significant Accounting Policies [Line Items]
Realized and unrealized gain on short-term investments	101,153	91,686	33,189
Selling and Marketing Expense [Member]
Summary Of Significant Accounting Policies [Line Items]
Advertising and online marketing expenses	¥ 1,675,488	¥ 1,569,167	¥ 470,243
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, original maturities period	3 months
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Statutory reserve contribution percentage on net profit	10.00%
Beijing Prosper Investment Consulting Co., Ltd [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage to pay service fees by VIE's	100.00%